Recapitalization costs	12 Months Ended
Dec. 31, 2023
Recapitalization costs
Recapitalization costs
35	Recapitalization costs

The difference in the fair value of the shares issued by the Group, the accounting acquirer, and the fair value of the SPAC’s, accounting acquiree’s, identifiable net assets represent a service received by the accounting acquirer. This difference is considered as cost of listing (recapitalization) and recorded in the consolidated statement of comprehensive income.

During 2022, the Group incurred certain expenses as a result of the SPAC transaction. No expenses were incurred in 2023. The following table displays the calculation of the listing costs recognized during 2022:

	Number of
	shares/warrants	At Closing Date
		USD
Net deficit from SPAC transferred to the Group	—	18,532,095

SPAC ordinary shares outstanding	34,500,000	—
SPAC ordinary shares redeemed	(29,175,999)	—
Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—
Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC	—	121,077,329
Recapitalization costs	—	139,609,424